Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
18.	GOODWILL

Total
US$
Cost:
As of January 1, 2021 and December 31, 2021	—
Arising from acquisition of AMTD Digital	7,509
Exchange realignment	16

As of December 31, 2022	7,525
Disposal of subsidiaries	(7,511)
Exchange realignment	(14)

As of December 31, 2023	—

For the purpose of impairment testing as of December 31, 2022, goodwill of
 US$7,525
and developed technology included in intangible assets of
 US$3,925
are allocated to reporting unit of digital solutions and other services. The recoverable amount has been determined based on undiscounted cash flow projections in the
financial budgets approved by management covering a

5-year
period for the year ended December 31, 2022. Cash flows beyond the
5-year
period are extrapolated using a steady
1.5
%
growth rate. Other key assumptions of cash flow projection relate to the estimation of cash inflows/outflows which include

budgeted sales and gross margin and such estimation is based on past performance and management’s expectations for the market development. Based on the result of the assessment, management of the Group determined that the recoverable amount is higher than the carrying amount and there is no impairment.
Management of the Group believes that any reasonably possible changes in any of these assumptions would not cause the impairment losses to be recognized.